Average Annual Total Returns{- Fidelity Advisor® Utilities Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Utilities Fund	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Utilities Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Utilities Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1528 Past 1 year	F1528 Past 5 years	F1528 Past 10 years
Total	15.00%	8.12%	11.10%	14.50%	6.99%	10.18%	9.23%	6.19%	9.02%	17.44%	8.31%	11.05%	20.10%	8.59%	10.94%	22.37%	9.71%	12.08%	22.54%		14.95%	[1]	31.49%	11.70%	13.56%	25.03%	10.50%	12.13%

[1]	(a) Since inception October 2, 2018.